Note 12 - Retirement Plans: (Details) - Components of Net Periodic Benefit Cost (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Pension Benefits
Service Cost	$ 46,427	$ 65,258	$ 139,280	$ 195,775
Interest Cost	45,708	62,909	137,126	188,726
Expected Return on Plan Assets	(90,310)	(81,546)	(270,932)	(244,639)
Amortization of prior service costs	5,644	5,644	16,932	16,932
Amortization of Actuarial Loss		35,883		107,648
Net Periodic Pension Benefit Cost After Curtailments and Settlements	$ 7,469	$ 88,148	$ 22,406	$ 264,442